PRIVATE PLACEMENT (Details) - Tailwind Acquisition Corp. - USD ($)		12 Months Ended
	Sep. 09, 2020	Dec. 31, 2022
Private Placement
Number of warrants issued	9,700,000
Aggregate proceeds from issuance of warrants	$ 9,700,000
Sponsor | Private Placement Warrants
Number of shares forfeited during the period		9,700,000
Sponsor | Private Placement
Number of warrants issued		9,700,000
Price of warrants (in dollars per share)		$ 1
Aggregate proceeds from issuance of warrants		$ 9,700,000
Number of shares issuable per warrant (in shares)		1
Exercise price of warrants (in dollars per share)		$ 11.5